Restructuring Charges	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges
In the years ended December 31, 2024, December 31, 2023 and December 31, 2022, the Company incurred approximately $92.1 million, $45.4 million and $31.1 million of restructuring charge in the Consolidated Statements of Operations under a restructuring plan adopted following a review of operations.

The restructuring plan reflected a workforce reduction of $74.5 million (December 31, 2023: $34.1 million, December 31, 2022: $2.7 million) and an office consolidation program to optimize the Company's office footprint of $17.6 million (December 31, 2023: $11.3 million, December 31, 2022: $28.4 million), being the impairment of operating right-off-use assets and related property plant and equipment of $15.7 million (December 31, 2023: $8.7 million, December 31, 2022: $28.4 million) and onerous contract costs of $1.9 million (December 31, 2023: $2.6 million, December 31, 2022: $nil ).

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Restructuring charges	$92,123	$45,390	$31,143
Total	$92,123	$45,390	$31,143
At December 31, 2024, a total liability of $31.5 million (December 31, 2023: $7.0 million) was recorded on the Consolidated Balance Sheet relating to restructuring activities.

	Year Ended
	December 31, 2024	December 31, 2023
	(in thousands)
Opening provision	$6,999	$6,022
Charge during the year*	76,392	36,704
Utilization	(51,917)	(35,727)
Ending provision	$31,474	$6,999

*The charge for the year ended December 31, 2024 reflects the workforce reduction of $74.5 million (December 31, 2023: $34.1 million) and onerous contract costs of $1.9 million (December 31, 2023: $2.6 million).

The closing provision of $31.5 million (December 31, 2023: $7.0 million) reflects:
(1) $27.7 million (December 31, 2023: $4.0 million) of personnel related liabilities as a result of the workforce reduction; all of which have been classified as short-term within Other Liabilities, and
(2) $3.8 million (December 31, 2023: $3.0 million) of facilities related liabilities of which $1.4 million (December 31, 2023: $1.0 million) is included within Other Liabilities and $2.4 million (December 31, 2023: $2.0 million) is included within Non-Current Other Liabilities.